Property, equipment and vehicles (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions	$ 2,597,084		$ 9,250,538
Different depreciation method			24,700
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions	$ 687,343	[1]	1,208,949
Difference balance amount			$ 1,235

[1]	The additions to property of $ 687,343 represent the acquisition cost of the Wisconsin property which is awaiting rezoning approvals for development as a mining center.